Marketable Securities - Additional information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Marketable Securities [Abstract]
Weighted average duration of marketable securities current	6 months 3 days	6 months
Weighted average duration of marketable securities non-current	17 months 18 days	17 months 9 days
Weighted average duration of marketable securities	9 months 18 days	11 months 6 days